SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($)	3 Months Ended										4 Months Ended	6 Months Ended			9 Months Ended			12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Interest earned on marketable securities held in Trust Account																			$ 3,784,472
Less: interest available to be withdrawn for payment of taxes																			(672,550)
Net income																			$ 3,111,922
Basic and diluted weighted average shares outstanding				15,885,267	18,373,388	18,423,140	18,395,920	18,433,694	18,479,296	18,449,542	18,572,335	7,942,633	18,409,605	18,464,501	5,275,764	18,397,400	18,454,119	3,949,616	18,270,950	18,402,979
Basic and diluted net income per share				$ 0.00														$ 0.00	$ 0.17
Net income (loss) attributable to common stockholders	$ (1,711,607)			$ 1,792,718														$ 4,310,769	$ (1,067,296)
Less: Net income allocable to Common stock subject to possible redemption																			(3,239,823)
Non-Redeemable Net Income (Loss)	$ (1,711,607)			$ 1,792,718														$ 4,309,136	$ (4,307,119)
Basic and diluted weighted average shares outstanding	6,224,268			6,375,178														6,642,759	6,621,293
Basic and diluted net income (loss) per share		$ 0.67	$ 0.13	$ 0.24	$ (0.09)	$ (0.08)	$ 0.01	$ (0.30)	$ (0.09)	$ 0.03	$ (0.19)	$ 0.38	$ (0.04)	$ (0.08)	$ 1.02	$ (0.13)	$ (0.38)	$ 0.65	$ (0.63)	$ (0.21)
Net income																			$ (3,111,922)
Basic and diluted net income per share				$ 0.00
Less: Net income attributable to Common stock subject to possible redemption																			(3,111,922)
Non-redeemable net (loss) income	$ (1,711,607)			$ 1,792,718														4,309,136	(4,307,119)
Basic and diluted weighted average shares outstanding	6,224,268			6,375,178
Basic and diluted net (loss) income per share	$ (0.27)			$ 0.28
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss) attributable to common stockholders																		$ 56,770	$ (10,102,280)
Basic and diluted weighted average shares outstanding	240,421,807			239,465,160
Basic and diluted net income (loss) per share	$ (0.00)			$ (0.00)
Weighted average shares outstanding, basic																		239,465,160	239,465,160
Weighted average dilutive stock options																		11,217,415
Weighted average shares outstanding, diluted																		250,682,575	239,465,160
Net income (loss) per share attributable to common stockholders, basic																		$ 0.00	$ (0.04)
Net income (loss) per share attributable to common stockholders, diluted																		$ 0.00	$ (0.04)